Earnings per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	2,552,346	2,354,318	2,429,442
Number of potentially diluted shares (in shares)	2,630,066
Number of shares excluded from diluted shares outstanding (in shares)		163,067	90,929